Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Comparison of delinquent loans by class
Total Past Due	$ 1,637,280	$ 1,483,410
Current Loans	27,690,065	29,440,487
Total Loans	29,327,345	30,923,897
90 Days or more accruing	97,476	64,156
One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	1,313,550	1,204,027
Current Loans	22,902,140	24,208,632
Total Loans	24,215,690	25,412,659
90 Days or more accruing	97,476	64,156
One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	305,055	256,397
Current Loans	4,474,808	4,880,066
Total Loans	4,779,863	5,136,463
90 Days or more accruing	0	0
Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	4,137	5,515
Current Loans	35,497	42,552
Total Loans	39,634	48,067
90 Days or more accruing	0	0
Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	4,344	7,560
Current Loans	585	1,521
Total Loans	4,929	9,081
90 Days or more accruing	0	0
Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	2,150	1,576
Current Loans	129,447	159,320
Total Loans	131,597	160,896
90 Days or more accruing	0	0
Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	6,486	5,478
Current Loans	128,016	131,989
Total Loans	134,502	137,467
90 Days or more accruing	0	0
Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,558	2,857
Current Loans	19,572	16,407
Total Loans	21,130	19,264
90 Days or more accruing	0	0
30-59 Days past due [Member]
Comparison of delinquent loans by class
Total Past Due	427,189	418,906
30-59 Days past due [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	357,099	363,583
30-59 Days past due [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	63,360	47,479
30-59 Days past due [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,521	3,199
30-59 Days past due [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	0	0
30-59 Days past due [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,202	896
30-59 Days past due [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	2,471	2,419
30-59 Days past due [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,536	1,330
60-89 Days [Member]
Comparison of delinquent loans by class
Total Past Due	187,404	193,245
60-89 Days [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	158,546	161,530
60-89 Days [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	27,833	29,570
60-89 Days [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	393	1,199
60-89 Days [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	0	0
60-89 Days [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	220	240
60-89 Days [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	410	703
60-89 Days [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	2	3
90 Days or more [Member]
Comparison of delinquent loans by class
Total Past Due	1,022,687	871,259
90 Days or more [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	797,905	678,914
90 Days or more [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	213,862	179,348
90 Days or more [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	2,223	1,117
90 Days or more [Member] | Construction loans [Member]
Comparison of delinquent loans by class
Total Past Due	4,344	7,560
90 Days or more [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	728	440
90 Days or more [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	3,605	2,356
90 Days or more [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	$ 20	$ 1,524